UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02021

Deutsche Securities Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Deutsche Real Estate Securities Income Fund

(formerly DWS RREEF Real Estate Securities Income Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
7 Portfolio Summary
9 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
22 Notes to Financial Statements
34 Information About Your Fund's Expenses
36 Advisory Agreement Board Considerations and Fee Evaluation
38 Account Management Resources
40 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The fund may use derivatives, including as part of its covered call strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. In using a covered call strategy, the fund foregoes the opportunity to benefit from an increase in the price of the underlying security (but continues to bear the risk of a decline in the value) or in the case of an illiquid market, the fund may be unable to sell the underlying security until the option expires or is exercised. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:

Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)
Class A	6-Month‡	Life of Fund*
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	15.55%	11.60%
Adjusted for the Maximum Sales Charge (max 5.75% load)	8.91%	5.18%
FTSE EPRA/NAREIT North America Index†	17.08%	16.34%
Class C	6-Month‡	Life of Fund*
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	15.10%	11.06%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	14.10%	10.06%
FTSE EPRA/NAREIT North America Index†	17.08%	16.34%
Class S	6-Month‡	Life of Fund*
Average Annual Total Returns as of 6/30/14
No Sales Charges	15.73%	11.93%
FTSE EPRA/NAREIT North America Index†	17.08%	16.34%
Institutional Class	6-Month‡	Life of Fund*
Average Annual Total Returns as of 6/30/14
No Sales Charges	15.70%	11.81%
FTSE EPRA/NAREIT North America Index†	17.08%	16.34%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 6.16%, 6.77%, 5.97% and 5.35% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Deutsche Real Estate Securities Income Fund commenced operations on September 23, 2013. The performance shown for the index is for the time period of September 30, 2013 through June 30, 2014, which is based on the performance period of the life of the Fund.

† The FTSE EPRA/NAREIT North America Index tracks the performance of companies engaged in the ownership and development of the North American real estate market.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
6/30/14	$10.90	$10.91	$10.92	$10.91
12/31/13	$9.56	$9.57	$9.57	$9.56
Distribution Information as of 6/30/14
Income Dividends, Six Months	$.08	$.04	$.09	$.09
Capital Gain Distributions, Six Months	$.06	$.06	$.06	$.06

Portfolio Management Team

John F. Robertson, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1997; previously was an Assistant Vice President of Lincoln Investment Management responsible for REIT research.

— Head of Real Estate & Infrastructure Securities for Deutsche Asset & Wealth Management. Investment industry experience began in 1988.

— BA, Wabash College; MBA, Indiana University.

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

— Chief Investment Officer of Real Estate & Infrastructure Securities for Deutsche Asset & Wealth Management. Investment industry experience began in 1996.

— BS, University of Southern California.

Joseph D. Fisher, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

— Investment industry experience began in 2003.

— BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

— Investment industry experience began in 1996.

— BS, University of Illinois at Urbana-Champaign.

Hans-Joachim Weber, Assistant Vice President

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset & Wealth Management in 2007.

— Co-Portfolio Manager of DWS Dividende Direkt 2014 and DWS Dividende Deutschland Direkt 2014 since 2010; Co-Portfolio Manager of DWS Dividende Emerging Markets Direkt 2015, DWS Dividende USA Direkt 2014, and DWS Invest Top Dividende Premium since 2011; and Co-Portfolio Manager of DWS Diskont Basket since 2013; Specialist for equity derivative strategies for the DWS Equity platform in 2009 and Analyst for the food retail sector in 2009 and 2008.

— BA, Fachhochschule Ludwigshafen; Bankkaufmann Sparkasse Starkenburg.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2014 (33.5% of Net Assets)
1. Simon Property Group, Inc. Owner and operator of regional shopping malls	4.9%
2. Ventas, Inc. Owns and leases long-term health care facilities	3.9%
3. Chesapeake Lodging Trust A self-advised hotel investment company	3.6%
4. Retail Properties of America, Inc. Manages, develops and acquires real estate properties	3.5%
5. Glimcher Realty Trust Developer and manager of regional malls and shopping centers	3.4%
6. DuPont Fabros Technology, Inc. Owner, developer, operator and manager of wholesale data centers	3.4%
7. The Macerich Co. A fully integrated, self-administered and self-managed real estate investment trust	3.0%
8. Public Storage Owner and operator of personal and business mini-warehouses	2.7%
9. Health Care REIT, Inc. Owns and finances the development of nursing homes and retirement centers	2.6%
10. Brandywine Realty Trust Owner, manager, operator and developer of commercial properties	2.5%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 38 for contact information.

Investment Portfolio as of June 30. 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 82.3%
Real Estate Investment Trust ("REITs") 82.3%
Apartments 14.5%
American Campus Communities, Inc.	6,230	238,235
AvalonBay Communities, Inc.	2,960	420,882
Camden Property Trust	5,710	406,267
Canadian Apartment Properties REIT	13,390	286,861
Education Realty Trust, Inc.	15,250	163,785
Equity Residential	4,560	287,280
Essex Property Trust, Inc.	779	144,045
Home Properties, Inc.	7,010	448,360
Mid-America Apartment Communities, Inc.	3,755	274,303
Post Properties, Inc.	2,420	129,373
		2,799,391
Diversified 14.1%
Digital Realty Trust, Inc. (a)	3,300	192,456
Dream Office Real Estate Investment Trust	14,520	398,567
Duke Realty Corp.	17,900	325,064
DuPont Fabros Technology, Inc.	10,740	289,551
H&R Real Estate Investment Trust (Units)	16,630	360,949
Lexington Realty Trust (a)	21,530	237,045
Liberty Property Trust	6,790	257,545
Retail Properties of America, Inc. "A"	18,710	287,760
Washington Real Estate Investment Trust	14,240	369,955
		2,718,892
Health Care 12.3%
Chartwell Retirement Residences	29,440	299,077
HCP, Inc.	7,320	302,902
Health Care REIT, Inc.	8,150	510,760
Healthcare Realty Trust, Inc.	7,680	195,226
Senior Housing Properties Trust	13,180	320,142
Ventas, Inc.	11,750	753,175
		2,381,282
Hotels 5.3%
Chesapeake Lodging Trust	10,960	331,321
DiamondRock Hospitality Co.	11,440	146,661
Hospitality Properties Trust	3,250	98,800
LaSalle Hotel Properties	4,090	144,336
RLJ Lodging Trust	10,240	295,833
		1,016,951
Industrial 1.3%
DCT Industrial Trust, Inc.	31,330	257,219
Office 12.1%
Alexandria Real Estate Equities, Inc.	3,570	277,175
American Realty Capital Properties, Inc.	32,770	410,608
BioMed Realty Trust, Inc.	11,060	241,440
Boston Properties, Inc.	1,360	160,725
Brandywine Realty Trust	31,400	489,840
Douglas Emmett, Inc.	9,580	270,347
Piedmont Office Realty Trust, Inc. "A"	9,300	176,142
Vornado Realty Trust	3,010	321,257
		2,347,534
Regional Malls 10.6%
CBL & Associates Properties, Inc.	11,030	209,570
Glimcher Realty Trust	29,690	321,543
Simon Property Group, Inc.	5,690	946,133
The Macerich Co.	8,700	580,725
		2,057,971
Shopping Centers 6.2%
Acadia Realty Trust	3,410	95,787
Kimco Realty Corp.	6,980	160,400
Regency Centers Corp.	5,230	291,206
RioCan Real Estate Investment Trust	12,480	319,412
Weingarten Realty Investors	9,910	325,445
		1,192,250
Specialty Services 2.1%
National Retail Properties, Inc. (a)	3,470	129,049
Realty Income Corp.	2,170	96,392
Spirit Realty Capital, Inc.	15,700	178,352
		403,793
Storage 3.8%
Extra Space Storage, Inc.	3,890	207,143
Public Storage	3,090	529,471
		736,614
Total Common Stocks (Cost $14,808,884)		15,911,897

Preferred Stocks 16.8%
Real Estate Investment Trust ("REITs") 16.8%
Diversified 3.9%
DuPont Fabros Technology, Inc. "A"	14,060	369,075
Retail Properties of America, Inc. "A"	15,246	391,974
		761,049
Hotels 5.5%
Chesapeake Lodging Trust "A"	13,680	364,914
Pebblebrook Hotel Trust "B"	13,090	348,194
Strategic Hotels & Resorts, Inc. "C"	13,810	345,250
		1,058,358
Industrial 1.8%
STAG Industrial, Inc. "A"	12,620	351,467
Regional Malls 1.8%
Glimcher Realty Trust "H"	13,400	341,432
Shopping Centers 3.8%
Inland Real Estate Corp. "A"	14,210	378,270
Kite Realty Group Trust "A"	13,210	347,027
		725,297
Total Preferred Stocks (Cost $3,144,685)		3,237,603

Securities Lending Collateral 2.9%
Daily Asset Fund Institutional, 0.08% (b) (c) (Cost $565,590)	565,590	565,590

Cash Equivalents 4.5%
Central Cash Management Fund, 0.06% (b) (Cost $873,055)	873,055	873,055

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $19,392,214)†	106.5	20,588,145
Other Assets and Liabilities, Net	(6.5)	(1,260,466)
Net Assets	100.0	19,327,679

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

† The cost for federal income tax purposes was $19,430,980. At June 30. 2014, net unrealized appreciation for all securities based on tax cost was $1,157,165. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,214,767 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $57,602.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $553,014, which is 2.9% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At June 30. 2014, open written options on equity securities were as follows:
	Contracts		Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (d)
Over-the-counter Call Options Alexandria Real Estate Equity, Inc.	2,000	4	8/1/2014	78.75	1,009	(4,251)
American Realty Capital Properties, Inc.	6,000	1	7/3/2014	13.50	734	—
American Realty Capital Properties, Inc.	20,000	2	8/29/2014	13.25	2,518	(2,518)
AvalonBay Communities, Inc.	1,500	2	8/29/2014	145.00	1,211	(2,778)
Camden Property Trust	3,000	1	7/25/2014	72.50	1,129	(5,550)
CBL & Associates Properties, Inc.	6,000	1	8/15/2014	20.25	1,215	(1,199)
Chesapeake Lodging Trust	3,500	3	8/15/2014	32.00	1,005	(1,780)
Digital Realty Trust, Inc.	2,000	4	8/29/2014	61.00	1,593	(1,593)
Douglas Emmett, Inc.	5,000	3	8/15/2014	29.50	2,750	(2,316)
Duke Realty Corp.	7,000	1	7/25/2014	18.25	1,246	(1,928)
DuPont Fabros Technology, Inc.	3,000	4	7/25/2014	24.40	2,900	(7,680)
DuPont Fabros Technology, Inc.	3,000	2	8/29/2014	28.00	694	(694)
Equity Residential	2,500	2	8/15/2014	63.50	1,096	(2,597)
Essex Property Trust, Inc.	500	1	8/29/2014	192.50	623	(623)
Extra Space Storage, Inc.	2,500	2	7/25/2014	54.00	875	(2,067)
HCP, Inc.	4,000	2	7/25/2014	44.00	1,204	(239)
Health Care Reality Trust, Inc.	3,500	4	7/11/2014	26.00	560	(707)
Health Care Reality Trust, Inc.	3,500	4	7/25/2014	25.75	701	(2,012)
Home Properties, Inc.	4,000	3	8/15/2014	64.25	1,400	(5,165)
LaSalle Hotel Properties	2,500	1	7/25/2014	34.50	723	(4,563)
Liberty Property Trust	3,000	3	8/15/2014	40.00	635	(2,088)
Mack Cali Realty Corp.	5,000	4	8/15/2014	23.00	1,231	(920)
National Retail Properties, Inc.	2,500	1	8/15/2014	38.00	470	(1,018)
Post Properties, Inc.	2,000	1	8/15/2014	54.75	676	(1,924)
Prologis, Inc.	2,000	2	8/1/2014	43.00	740	(382)
Public Storage	1,500	2	8/29/2014	177.50	1,796	(2,202)
Regency Centers Corp.	2,000	3	8/15/2014	56.50	1,712	(4,450)
RLG Lodging Trust	4,000	1	7/3/2014	28.25	665	(2,950)
Senior Housing Properties Trust	7,000	3	8/15/2014	25.00	730	(1,121)
The Macerich Co.	5,000	1	7/3/2014	69.00	1,757	(148)
Ventas, Inc.	6,000	2	8/29/2014	67.00	2,947	(2,947)
Weingarten Realty Investors	5,500	1	8/1/2014	32.80	1,205	(3,163)
Total					39,750	(73,573)

(d) Unrealized depreciation on written options on equity securities at June 30, 2014 was $33,823, net of premiums received.

For information on the Fund's policy and additional disclosures regarding written options contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Counterparties:

1 Morgan Stanley

2 Bank of America

3 Citibank N.A.

4 UBS AG

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30. 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$15,911,897	$—	$—	$15,911,897
Preferred Stocks (e)	3,237,603	—	—	3,237,603
Short-Term Investments (e)	1,438,645	—	—	1,438,645
Total	$20,588,145	$—	$—	$20,588,145
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (f)
Written Options	$—	$(73,573)	$—	$(73,573)
Total	$—	$(73,573)	$—	$(73,573)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30. 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $17,953,569) — including $553,014 of securities loaned	$19,149,500
Investment in Daily Assets Fund Institutional (cost $565,590)*	565,590
Investment in Central Cash Management Fund (cost $873,055)	873,055
Total investments in securities, at value (cost $19,392,214)	20,588,145
Cash	12,900
Foreign currency, at value (cost $12,601)	12,649
Receivable for investments sold	909,747
Receivable for Fund shares sold	37,221
Dividends receivable	81,757
Interest receivable	137
Foreign taxes recoverable	773
Deferred offering costs	33,343
Other assets	18,661
Total assets	21,695,333
Liabilities
Payable upon return of securities loaned	565,590
Payable for investments purchased	1,673,065
Options written, at value (premiums received $39,750)	73,573
Accrued Trustees' fees	151
Other accrued expenses and payables	55,275
Total liabilities	2,367,654
Net assets, at value	$19,327,679
Net Assets Consist of
Undistributed net investment income	175,799
Net unrealized appreciation (depreciation) on: Investments	1,195,931
Foreign currency	(3)
Written options	(33,823)
Accumulated net realized gain (loss)	215,503
Paid-in capital	17,774,272
Net assets, at value	$19,327,679

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30. 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($2,644,975 ÷ 242,551 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.90
Maximum offering price per share (100 ÷ 94.25 of $10.90)	$11.56
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,697,155 ÷ 155,495 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.91
Class S Net Asset Value, offering and redemption price(a) per share ($4,930,449 ÷ 451,573 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.92
Institutional Class Net Asset Value, offering and redemption price(a) per share ($10,055,100 ÷ 921,975 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.91

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30. 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $7,047)	$412,326
Income distributions — Central Cash Management Fund	112
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	982
Total income	413,420
Expenses: Management fee	53,195
Administration fee	8,184
Services to shareholders	4,854
Distribution and service fees	5,919
Custodian fee	17,276
Professional fees	37,524
Reports to shareholders	20,620
Registration fees	6,020
Trustees' fees and expenses	1,926
Amortization of offering costs	54,548
Other	2,943
Total expenses before expense reductions	213,009
Expense reductions	(111,215)
Total expenses after expense reductions	101,794
Net investment income	311,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	243,318
Written options	88,142
Foreign currency	(150)
331,310
Change in net unrealized appreciation (depreciation) on: Investments	1,691,719
Written options	(38,761)
1,652,958
Net gain (loss)	1,984,268
Net increase (decrease) in net assets resulting from operations	$2,295,894

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Period Ended December 31, 2013*
Operations: Net investment income	$311,626	$88,368
Operations: Net investment income	$311,626	$88,368
Net realized gain (loss)	331,310	27,883
Change in net unrealized appreciation (depreciation)	1,652,958	(490,853)
Net increase (decrease) in net assets resulting from operations	2,295,894	(374,602)
Distributions to shareholders from: Net investment income: Class A	(15,029)	(1,982)
Class C	(5,440)	(1,429)
Class S	(35,065)	(3,975)
Institutional Class	(92,275)	(101,569)
Net realized gain: Class A	(12,502)	(47)
Class C	(8,144)	(43)
Class S	(25,953)	(91)
Institutional Class	(62,066)	(2,275)
Total distributions	(256,474)	(111,411)
Fund share transactions: Proceeds from shares sold	15,736,486	1,539,455
Reinvestment of distributions	255,422	110,305
Payments for shares redeemed	(9,178,616)	(688,828)
Redemption fees	48	—
Net increase (decrease) in net assets from Fund share transactions	6,813,340	960,932
Increase (decrease) in net assets	8,852,760	474,919
Net assets at beginning of period	10,474,919	10,000,000
Net assets at end of period (including undistributed net investment income of $175,799 and $11,982, respectively)	$19,327,679	$10,474,919

* For the period from September 23, 2013 (commencement of operations) to December 31, 2013.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A	Six Months Ended 6/30/14 (Unaudited)		Period Ended 12/31/13a
Selected Per Share Data
Net asset value, beginning of period	$9.56		$10.00
Income (loss) from investment operations: Net investment incomeb	.24		.10
Net realized and unrealized gain (loss)	1.24		(.44)
Total from investment operations	1.48		(.34)
Less distributions from: Net investment income	(.08)		(.10)
Net realized gains	(.06)		(.00	)***
Total distributions	(.14)		(.10)
Redemption fees	.00	***	—
Net asset value, end of period	$10.90		$9.56
Total Return (%)c,d	15.55	**	(3.42	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		.27
Ratio of expenses before expense reductions (%)	2.75	*	6.16	*
Ratio of expenses after expense reductions (%)	1.40	*	1.40	*
Ratio of net investment income (%)	4.72	*	3.85	*
Portfolio turnover rate (%)	128	**	15	**
a For the period from September 23, 2013 (commencement of operations) to December 31, 2013.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C	Six Months Ended 6/30/14 (Unaudited)		Period Ended 12/31/13a
Selected Per Share Data
Net asset value, beginning of period	$9.57		$10.00
Income (loss) from investment operations: Net investment incomeb	.19		.07
Net realized and unrealized gain (loss)	1.25		(.42)
Total from investment operations	1.44		(.35)
Less distributions from: Net investment income	(.04)		(.08)
Net realized gains	(.06)		(.00	)***
Total distributions	(.10)		(.08)
Redemption fees	.00	***	—
Net asset value, end of period	$10.91		$9.57
Total Return (%)c,d	15.10	**	(3.52	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		.23
Ratio of expenses before expense reductions (%)	3.54	*	6.77	*
Ratio of expenses after expense reductions (%)	2.15	*	2.15	*
Ratio of net investment income (%)	3.71	*	2.55	*
Portfolio turnover rate (%)	128	**	15	**
a For the period from September 23, 2013 (commencement of operations) to December 31, 2013.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S	Six Months Ended 6/30/14 (Unaudited)		Period Ended 12/31/13a
Selected Per Share Data
Net asset value, beginning of period	$9.57		$10.00
Income (loss) from investment operations: Net investment incomeb	.23		.07
Net realized and unrealized gain (loss)	1.27		(.40)
Total from investment operations	1.50		(.33)
Less distributions from: Net investment income	(.09)		(.10)
Net realized gains	(.06)		(.00	)***
Total distributions	(.15)		(.10)
Redemption fees	.00	***	—
Net asset value, end of period	$10.92		$9.57
Total Return (%)c	15.73	**	(3.28	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		.42
Ratio of expenses before expense reductions (%)	2.61	*	5.97	*
Ratio of expenses after expense reductions (%)	1.25	*	1.25	*
Ratio of net investment income (%)	4.38	*	2.62	*
Portfolio turnover rate (%)	128	**	15	**
a For the period from September 23, 2013 (commencement of operations) to December 31, 2013.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class	Six Months Ended 6/30/14 (Unaudited)		Period Ended 12/31/13a
Selected Per Share Data
Net asset value, beginning of period	$9.56		$10.00
Income (loss) from investment operations: Net investment incomeb	.18		.08
Net realized and unrealized gain (loss)	1.32		(.42)
Total from investment operations	1.50		(.34)
Less distributions from: Net investment income	(.09)		(.10)
Net realized gains	(.06)		(.00	)***
Total distributions	(.15)		(.10)
Redemption fees	.00	***	—
Net asset value, end of period	$10.91		$9.56
Total Return (%)c	15.70	**	(3.35	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		10
Ratio of expenses before expense reductions (%)	2.51	*	5.35	*
Ratio of expenses after expense reductions (%)	1.15	*	1.15	*
Ratio of net investment income (%)	3.54	*	3.13	*
Portfolio turnover rate (%)	128	**	15	**
a For the period from September 23, 2013 (commencement of operations) to December 31, 2013.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Real Estate Securities Income Fund (formerly DWS RREEF Real Estate Securities Income Fund) (the "Fund") is a non-diversified series of Deutsche Securities Trust (formerly DWS Securities Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Offering Costs. Offering costs were paid in connection with the offering of shares of the Fund and are being amortized over one year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended June 30, 2014, the Fund entered into written options on equity securities to generate additional income from premiums received and call spreads (the Fund selling a call option and buying a corresponding call option on the same security at a higher strike price) to preserve its ability to participate in any future appreciation of the underlying portfolio security.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There were no open purchased option contracts as of June 30, 2014. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended June 30, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $13,000 to $74,000, and purchased option contracts had a total value generally indicative of a range from $0 to approximately $500.

The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Written Options
Equity Contracts (a)	$(73,573)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Options written, at value

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2014, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Total
Equity Contracts (a)	$(1,639)	$88,142	$86,503
Each of the above derivatives is located in the following Statement of Operations accounts: (a) Net realized gain (loss) from investments (includes purchased options) and written options

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Total
Equity Contracts (a)	$14	$(38,761)	$(38,747)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and written options

As of June 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following table:
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citibank N.A.	$16,920	$—	$—	$16,920
Bank of America	16,424	—	—	16,424
Morgan Stanley	23,066	—	—	23,066
UBS AG	17,163	—	—	17,163
	$73,573	$—	$—	$73,573

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $27,363,014 and $20,375,053, respectively.

For the six months ended June 30, 2014, transactions for written options on securities were as follows:
	Contracts	Premiums
Outstanding, beginning of period	34,636	$17,610
Options written	471,044	152,472
Options bought back	(50,217)	(16,297)
Options exercised	(99,081)	(38,506)
Options expired	(225,882)	(75,529)
Outstanding, end of period	130,500	$39,750

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

RREEF America L.L.C. ("RREEF"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.65%.

For the period from January 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.40%
Class C	2.15%
Class S	1.25%
Institutional Class	1.15%

Accordingly, for the six months ended June 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund's average daily net assets.

For the six months ended June 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$8,728
Class C	6,259
Class S	21,530
Institutional Class	74,698
$111,215

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $8,184, of which $1,630 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$167	$94
Class C	165	101
Class S	256	190
Institutional Class	724	724
	$1,312	$1,109

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2014
Class C	$3,372	$1,010

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2014	Annualized Rate
Class A	$1,423	$901	.22%
Class C	1,124	580	.25%
	$2,547	$1,481

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2014 aggregated $2,868.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C shares of the value of the shares redeemed. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. The Fund had no CDSC for the six months ended June 30, 2014.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,711, of which $6,128 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2014, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $86.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2014		Period Ended December 31, 2013*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	214,569	$2,236,887	23,057	$222,606
Class C	140,978	1,472,617	19,087	187,565
Class S	421,083	4,302,181	107,815	1,084,883
Institutional Class	723,742	7,724,801	4,419	44,401
		$15,736,486		$1,539,455
Shares issued to shareholders in reinvestment of distributions
Class A	2,465	$26,530	211	$2,029
Class C	1,260	13,584	128	1,228
Class S	5,695	60,967	334	3,204
Institutional Class	14,532	154,341	10,817	103,844
		$255,422		$110,305
Shares redeemed
Class A	(2,228)	$(24,108)	(523)	$(5,000)
Class C	(10,958)	(114,882)	—	—
Class S	(18,746)	(201,531)	(69,608)	(679,693)
Institutional Class	(816,108)	(8,838,095)	(427)	(4,135)
		$(9,178,616)		$(688,828)
Redemption fees		$48		$—
Net increase (decrease)
Class A	214,806	$2,239,346	22,745	$219,635
Class C	131,280	1,371,319	19,215	188,793
Class S	408,032	4,161,628	38,541	408,394
Institutional Class	(77,834)	(958,953)	14,809	144,110
		$6,813,340		$960,932
Initial capital
Class A	—	$—	5,000	$50,000
Class C	—	—	5,000	50,000
Class S	—	—	5,000	50,000
Institutional Class	—	—	985,000	9,850,000
		$—		$10,000,000

* For the period from September 23, 2013 (commencement of operations) to December 31, 2013.

F. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

G. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2014, there were two shareholder accounts that held a significant percentage of the shares outstanding of the Fund. One account held approximately 33% and RREEF America L.L.C., the subadvisor, held approximately 11%.

H. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,155.50	$1,151.00	$1,157.30	$1,157.00
Expenses Paid per $1,000*	$7.48	$11.47	$6.69	$6.15
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,017.85	$1,014.13	$1,018.60	$1,019.09
Expenses Paid per $1,000*	$7.00	$10.74	$6.26	$5.76

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Real Estate Securities Income Fund	1.40%	2.15%	1.25%	1.15%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the DWS RREEF Real Estate Securities Income Fund's (the "Fund") initial investment management agreement with Deutsche Investment Management Americas Inc. ("DIMA") (the "Investment Management Agreement") and the related sub-advisory agreement between DIMA and RREEF America L.L.C. (the "Sub-Advisor"), an affiliate of DIMA (the "Sub-Advisory Agreement" and together with the Investment Management Agreement, the "Agreements"), in July 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In July 2013, all of your Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees meet frequently to discuss fund matters. The Trustees met privately with their independent counsel to discuss the Agreements and other matters relating to the Fund. The Trustees were also advised by the DWS Funds' fee consultant in the course of their review of the Agreements and considered a report prepared by the fee consultant (the "Fee Consultant Report") in connection with their deliberations.

In determining to approve the Agreements, the Board considered factors that it believes relevant to the interests of the Fund, including:

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and the Sub-Advisor will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, and the organizational depth and stability of DIMA. Because the Fund had not yet commenced operations, no information relating to the Fund's past performance could be considered by the Board. The Board did consider DIMA's and the Sub-Advisor's experience with managing other similar funds. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund's proposed management fee rate and estimated operating expense ratio relative to other similar funds in a peer group selected by Lipper. The Board also considered the Fund's proposed management fee rate as compared to fees charged by DIMA and the Sub-Advisor for comparable mutual funds. With respect to the sub-advisory fee to be paid to the Sub-Advisor, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the expense limitations agreed to by DIMA with respect to the Fund help to ensure that the Fund's total operating expense ratio would be competitive relative to similar funds. On the basis of the information provided, including the Fee Consultant Report, the Board concluded that the management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by the DIMA and the Sub-Advisor.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA's costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund's size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints once the Fund reaches an efficient operating size.

Other Benefits to DIMA and Its Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including fees to be received by DIMA for administrative services provided to the Fund and fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including that DIMA may allocate brokerage to pay for research services generated by parties other than the executing broker-dealer, along with the incidental public relations benefits to DIMA related to advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the management fees were reasonable in light of these expected fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreements and concluded that the Agreements were in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the fund.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	REFAX	REFCX	REFSX	REFIX
CUSIP Number	25159L 745	25159L 752	25159L 778	25159L 760
Fund Number	1003	1303	2003	1403

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

**DR RESIF-3**
IR-035250-1 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014